Segment Information (Details) - Schedule of Income Recognized - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Recognized [Line Items]
Total revenue of the Group		$ 13,009,507	$ 11,507,549	$ 10,067,683
Revenue in Mexico [Member]
Schedule of Income Recognized [Line Items]
Total revenue of the Group		12,072,852	10,531,505	10,059,285
Revenue in United States [Member]
Schedule of Income Recognized [Line Items]
Total revenue of the Group	[1]	927,947	966,085
Revenue in Guatemala [Member]
Schedule of Income Recognized [Line Items]
Total revenue of the Group		$ 8,708	$ 9,959	$ 8,398

[1]	The main concentration of JAFRA’s income is in Mexico, however, there is an entity in the United States which represents a smaller percentage 8% of the Group’s total income.